UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes – 99.7% of Net Assets
	ABS Car Loan – 10.8%
$24,133	Ally Auto Receivables Trust, Series 2017-3, Class A2, 1.530%, 3/16/2020	$24,094
160,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.700%, 1/17/2023(a)	158,339
75,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021(a)	74,934
74,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/08/2021(a)	73,127
119,372	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A(a)	118,817
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.970%, 3/20/2024, 144A(a)	96,919
55,000	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	54,365
120,000	CarMax Auto Owner Trust, Series 2018-2, Class A4, 3.160%, 7/17/2023(a)	119,895
200,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	201,537
140,000	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.880%, 2/15/2022(a)	139,854
20,000	DT Auto Owner Trust, Series 18-2A, Class C, 3.670%, 3/15/2024, 144A	20,006
100,000	DT Auto Owner Trust, Series 2017-4A, Class B, 2.440%, 1/15/2021, 144A(a)	99,693
65,000	DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022, 144A(a)	64,850
40,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	39,747
60,000	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A(a)	59,845
93,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A(a)	92,296
105,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A(a)	104,511
65,000	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A(a)	64,449
114,568	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A(a)	114,109
110,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	109,252
80,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.810%, 4/15/2021, 144A(a)	79,712
18,203	Hyundai Auto Receivables Trust, Series 2015-C, Class A3, 1.460%, 2/18/2020	18,176
119,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A(a)	118,891
39,648	Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.650%, 8/17/2020(a)	39,650
40,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022	39,761

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$30,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	$29,870
38,454	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.250%, 3/16/2020(a)	38,306
110,000	United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.760%, 10/13/2020, 144A(a)	109,755
20,000	Westlake Automobile Receivables Trust, Series 18-2A, Class B, 3.200%, 1/16/2024, 144A	19,973
150,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.700%, 10/17/2022, 144A(a)	149,524
30,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.980%, 1/18/2022, 144A	29,986
110,000	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	109,379
60,000	World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.830%, 7/15/2021(a)	59,733

		2,673,355

	ABS Credit Card – 2.2%
265,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 2.495%, 1/20/2025(a)(b)	265,105
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025(a)	96,393
185,000	World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/16/2024(a)	183,799

		545,297

	ABS Other – 1.3%
30,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 2.798%, 9/25/2023, 144A(b)	30,023
100,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	100,046
100,000	SCF Equipment Trust LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	99,832
100,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A(a)	99,805

		329,706

	ABS Student Loan – 0.8%
102,598	Navient Private Education Refi Loan Trust 2018-A, Series 2018-A, Class A1, 2.530%, 2/18/2042, 144A(a)	101,815
84,446	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	82,931

		184,746

	Aerospace & Defense – 1.0%
110,000	General Dynamics Corp., 2.875%, 5/11/2020(a)	109,734
60,000	General Dynamics Corp., 3.000%, 5/11/2021(a)	59,679
10,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	9,917

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Aerospace & Defense – continued
$ 55,000	Textron, Inc., 7.250%, 10/01/2019	$57,075

		236,405

	Agency Commercial Mortgage-Backed Securities – 0.2%
57,736	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.274%, 9/25/2022(a)(b)	57,744

	Airlines – 0.5%
125,000	Delta Air Lines, Inc., 2.600%, 12/04/2020	122,274

	Automotive – 6.5%
110,000	American Honda Finance Corp., GMTN, 2.650%, 2/12/2021(a)	108,715
150,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020(a)	148,016
60,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A(a)	57,300
60,000	BMW U.S. Capital LLC, 3.400%, 8/13/2021, 144A	59,974
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	54,505
150,000	Daimler Finance North America LLC, 3.700%, 5/04/2023, 144A(a)	149,316
200,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	189,681
95,000	General Motors Co., 3-month LIBOR + 0.900%, 3.227%, 9/10/2021(b)	94,964
75,000	General Motors Financial Co., Inc., 3.550%, 4/09/2021	74,948
75,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	74,700
85,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	82,519
120,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	117,656
110,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	107,586
105,000	Nissan Motor Acceptance Corp., 3.150%, 3/15/2021, 144A	104,148
110,000	PACCAR Financial Corp., MTN, 2.800%, 3/01/2021(a)	108,857
60,000	Toyota Motor Credit Corp., GMTN, 2.200%, 1/10/2020	59,466

		1,592,351

	Banking – 15.3%
180,000	American Express Credit Corp., MTN, 1.875%, 5/03/2019(a)	179,155
210,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	206,239
110,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022	109,940

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$70,000	Bank of Montreal, Series D, 3.100%, 4/13/2021(a)	$69,721
150,000	Bank of New York Mellon Corp. (The), (fixed rate to 5/16/2022, variable rate thereafter), MTN, 2.661%, 5/16/2023	145,163
150,000	Bank of Nova Scotia (The), 1.650%, 6/14/2019(a)	148,913
50,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021	49,127
100,000	BB&T Corp., MTN, 2.150%, 2/01/2021(a)	97,602
20,000	Canadian Imperial Bank of Commerce, 2.700%, 2/02/2021(a)	19,702
100,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023	99,376
75,000	Capital One Financial Corp., 3.300%, 10/30/2024	71,401
105,000	Capital One Financial Corp., 3.450%, 4/30/2021	104,891
230,000	Citigroup, Inc., 2.450%, 1/10/2020(a)	227,992
90,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	88,268
70,000	Comerica, Inc., 3.700%, 7/31/2023	69,658
50,000	Commonwealth Bank of Australia, 3.450%, 3/16/2023, 144A(a)	49,515
110,000	Deutsche Bank AG, 4.100%, 1/13/2026	104,212
45,000	Goldman Sachs Bank USA, 3.200%, 6/05/2020	45,151
225,000	Goldman Sachs Group, Inc. (The), 3-month LIBOR + 1.200%, 3.534%, 9/15/2020(a)(b)	228,536
245,000	JPMorgan Chase & Co., 2.750%, 6/23/2020(a)	243,161
85,000	JPMorgan Chase & Co., (fixed rate to 6/18/2021, variable rate thereafter), 3.514%, 6/18/2022	85,088
70,000	Macquarie Bank Ltd., 2.350%, 1/15/2019, 144A	69,935
65,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	62,689
120,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/2023	119,383
235,000	Morgan Stanley, Series 3NC2, 3-month LIBOR + 0.800%, 3.119%, 2/14/2020(a)(b)	235,554
160,000	Royal Bank of Canada, GMTN, 2.125%, 3/02/2020(a)	158,324
120,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	118,525
150,000	State Street Corp., 1.950%, 5/19/2021(a)	145,127
110,000	SunTrust Bank, (fixed rate to 1/29/2020, variable rate thereafter), 2.590%, 1/29/2021	108,863

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$70,000	SunTrust Banks, Inc., 2.700%, 1/27/2022	$68,115
110,000	Toronto-Dominion Bank, GMTN, 2.550%, 1/25/2021(a)	108,354
110,000	Westpac Banking Corp., 2.650%, 1/25/2021(a)	108,260
25,000	Westpac Banking Corp., 2.800%, 1/11/2022	24,437

		3,770,377

	Brokerage – 0.2%
50,000	Ameriprise Financial, Inc., 7.300%, 6/28/2019	51,623

	Building Materials – 1.3%
10,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	9,550
85,000	Fortune Brands Home & Security, Inc., 4.000%, 9/21/2023	85,268
120,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.960%, 5/22/2020(b)	120,401
110,000	Vulcan Materials Co., 3-month LIBOR + 0.650%, 2.971%, 3/01/2021(b)	110,405

		325,624

	Cable Satellite – 0.2%
60,000	DISH DBS Corp., 5.000%, 3/15/2023	54,450

	Chemicals – 0.7%
70,000	Dow Chemical Co. (The), 8.550%, 5/15/2019	72,390
105,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	103,622

		176,012

	Collateralized Mortgage Obligations – 5.6%
94,313	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)	94,168
83,583	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 2.660%, 9/20/2062(b)	83,668
779,963	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.330%, 10/20/2067(a)(b)	778,725
429,313	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.280%, 10/20/2064(a)(b)	428,571

		1,385,132

	Construction Machinery – 1.7%
155,000	Caterpillar Financial Services Corp., MTN, 2.100%, 1/10/2020(a)	153,337
40,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	39,953
125,000	John Deere Capital Corp., MTN, 1.950%, 6/22/2020(a)	122,781

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Construction Machinery – continued
$100,000	John Deere Capital Corp., MTN, 2.875%, 3/12/2021	$99,215

		415,286

	Consumer Cyclical Services – 0.9%
130,000	eBay, Inc., 2.150%, 6/05/2020	127,840
95,000	Western Union Co. (The), 4.250%, 6/09/2023	94,724

		222,564

	Diversified Manufacturing – 1.7%
50,000	3M Co., MTN, 3.250%, 2/14/2024	49,828
85,000	Ingersoll-Rand Global Holding Co. Ltd., 2.900%, 2/21/2021	84,002
60,000	Roper Technologies, Inc., 3.650%, 9/15/2023	59,595
135,000	United Technologies Corp., 1.900%, 5/04/2020	132,256
55,000	United Technologies Corp., 3.650%, 8/16/2023	54,756
35,000	Wabtec Corp., 3-month LIBOR + 1.050%, 3.382%, 9/15/2021(b)	35,072

		415,509

	Electric – 5.0%
65,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	64,539
130,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	127,228
85,000	Clearway Energy Operating LLC, 5.750%, 10/15/2025, 144A	85,748
105,000	DTE Energy Co., 1.500%, 10/01/2019	103,340
120,000	Edison International, 2.125%, 4/15/2020	117,659
70,000	Exelon Corp., 2.450%, 4/15/2021	68,029
130,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019(a)	127,891
70,000	National Rural Utilities Cooperative Finance Corp., MTN, 2.900%, 3/15/2021	69,513
115,000	PNM Resources, Inc., 3.250%, 3/09/2021	113,932
70,000	PSEG Power LLC, 3.850%, 6/01/2023	69,740
90,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	88,488
110,000	South Carolina Electric & Gas Co., 3.500%, 8/15/2021	110,049

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$90,000	Southern California Edison Co., Series A, 2.900%, 3/01/2021(a)	$89,152

		1,235,308

	Finance Companies – 2.9%
110,000	Air Lease Corp., 2.500%, 3/01/2021	107,448
15,000	Air Lease Corp., 3.500%, 1/15/2022	14,891
50,000	Aircastle Ltd., 4.400%, 9/25/2023	50,007
115,000	Ares Capital Corp., 3.625%, 1/19/2022	112,441
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	69,264
85,000	Avolon Holdings Funding Ltd., 5.125%, 10/01/2023, 144A	85,916
100,000	iStar, Inc., 4.625%, 9/15/2020	99,750
95,000	Navient Corp., 6.625%, 7/26/2021	99,038
25,000	Navient Corp., 6.750%, 6/15/2026	24,688
60,000	Springleaf Finance Corp., 5.250%, 12/15/2019	60,825

		724,268

	Financial Other – 0.4%
110,000	ORIX Corp., 2.900%, 7/18/2022	106,376

	Food & Beverage – 2.6%
100,000	Bacardi Ltd., 4.450%, 5/15/2025, 144A	99,684
120,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	118,806
50,000	Hershey Co. (The), 2.900%, 5/15/2020(a)	49,932
95,000	Kellogg Co., 3.250%, 5/14/2021	94,546
10,000	Kraft Heinz Food Co., 3-month LIBOR + 0.570%, 2.911%, 2/10/2021(b)	10,010
110,000	Kraft Heinz Foods Co., 4.000%, 6/15/2023	110,313
55,000	Mondelez International, Inc., 3.625%, 5/07/2023	54,692
80,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	77,000
30,000	Tyson Foods, Inc., 3.900%, 9/28/2023	30,118

		645,101

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Gaming – 0.3%
$80,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	$81,296

	Government Owned - No Guarantee – 0.3%
65,000	Petroleos Mexicanos, 6.375%, 2/04/2021	68,153

	Health Insurance – 1.0%
120,000	Halfmoon Parent, Inc., 3.750%, 7/15/2023, 144A	119,633
95,000	UnitedHealth Group, Inc., 1.700%, 2/15/2019(a)	94,652
35,000	UnitedHealth Group, Inc., 3.500%, 6/15/2023	35,072

		249,357

	Healthcare – 2.4%
110,000	Becton Dickinson and Co., 3-month LIBOR + 0.875%, 3.261%, 12/29/2020(b)	110,163
70,000	CVS Health Corp., 2.250%, 12/05/2018	69,950
165,000	CVS Health Corp., 3.700%, 3/09/2023	164,136
115,000	Express Scripts Holding Co., 4.750%, 11/15/2021	118,695
20,000	McKesson Corp., 3.950%, 2/16/2028	19,312
100,000	Zimmer Biomet Holdings, Inc., 3-month LIBOR + 0.750%, 3.089%, 3/19/2021(b)	100,093

		582,349

	Home Construction – 0.1%
25,000	William Lyon Homes, Inc., 6.000%, 9/01/2023	24,125

	Independent Energy – 0.4%
105,000	EQT Corp., 3.000%, 10/01/2022	101,768

	Integrated Energy – 0.6%
150,000	BP Capital Markets PLC, 3-month LIBOR + 0.540%, 2.881%, 5/10/2019(a)(b)	150,436

	Life Insurance – 2.7%
80,000	American International Group, Inc., 3.300%, 3/01/2021	79,835
105,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/2023, 144A	104,233
115,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	113,762
40,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	39,744
120,000	New York Life Global Funding, 2.000%, 4/09/2020, 144A(a)	118,133

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$115,000	New York Life Global Funding, 3-month LIBOR + 0.100%, 2.447%, 1/21/2020, 144A(a)(b)	$115,112
105,000	Reliance Standard Life Global Funding, 3.850%, 9/19/2023, 144A	104,697

		675,516

	Media Entertainment – 0.7%
45,000	21st Century Fox America, Inc., 6.900%, 3/01/2019	45,753
100,000	CBS Corp., 2.900%, 6/01/2023, 144A	95,121
25,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	25,002

		165,876

	Metals & Mining – 0.2%
60,000	Commercial Metals Co., 5.750%, 4/15/2026, 144A	58,200

	Midstream – 2.8%
50,000	Cheniere Energy Partners LP, 5.625%, 10/01/2026, 144A	50,360
40,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	40,750
80,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	78,787
120,000	Enbridge Energy Partners LP, 4.375%, 10/15/2020	121,753
130,000	Energy Transfer Partners LP, 9.700%, 3/15/2019	134,098
110,000	EQT Midstream Partners LP, Series 5Y, 4.750%, 7/15/2023	111,626
45,000	Kinder Morgan, Inc., 4.300%, 3/01/2028	44,617
120,000	MPLX LP, 3.375%, 3/15/2023	117,478

		699,469

	Natural Gas – 0.8%
120,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023	118,838
85,000	Sempra Energy, 1.625%, 10/07/2019	83,769

		202,607

	Paper – 0.3%
75,000	WestRock Co., 3.750%, 3/15/2025, 144A	73,705

	Pharmaceuticals – 2.5%
150,000	Amgen, Inc., 2.200%, 5/11/2020	147,859
110,000	AstraZeneca PLC, 3.500%, 8/17/2023	109,025

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – continued
$60,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	$57,128
45,000	Celgene Corp., 3.550%, 8/15/2022	44,865
120,000	Pfizer, Inc., 3.200%, 9/15/2023	118,986
140,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	138,503

		616,366

	Property & Casualty Insurance – 0.6%
80,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 3.016%, 3/29/2023(b)	80,239
25,000	Assurant, Inc., 4.200%, 9/27/2023	24,861
50,000	Chubb INA Holdings, Inc., 5.900%, 6/15/2019	51,061

		156,161

	Railroads – 0.2%
50,000	Union Pacific Corp., 2.250%, 2/15/2019	49,918

	Refining – 0.4%
85,000	Phillips 66, 3-month LIBOR + 0.600%, 2.911%, 2/26/2021(b)	85,105

	REITs - Diversified – 0.5%
125,000	Digital Realty Trust LP, 2.750%, 2/01/2023	119,393

	REITs - Mortgage – 0.1%
35,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021, 144A	34,300

	REITs - Regional Malls – 0.5%
125,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	121,220

	Retailers – 0.7%
110,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	105,737
55,000	Dollar Tree, Inc., 3-month LIBOR + 0.700%, 3.036%, 4/17/2020(b)	55,084

		160,821

	Technology – 4.5%
90,000	Analog Devices, Inc., 2.850%, 3/12/2020	89,435
140,000	Dell International LLC/EMC Corp., 3.480%, 6/01/2019, 144A	140,354
120,000	DXC Technology Co., 2.875%, 3/27/2020	118,999

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$125,000	Fidelity National Information Services, Inc., 2.250%, 8/15/2021	$120,702
65,000	Fiserv, Inc., 3.800%, 10/01/2023	64,984
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	102,527
130,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	128,733
110,000	IBM Credit LLC, 2.650%, 2/05/2021(a)	108,760
45,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	44,779
20,000	Microchip Technology, Inc., 3.922%, 6/01/2021, 144A	19,883
70,000	Pitney Bowes, Inc., 4.700%, 4/01/2023	64,030
20,000	Seagate Hdd Cayman, 4.875%, 3/01/2024	19,713
10,000	Trimble, Inc., 4.150%, 6/15/2023	10,006
70,000	Xerox Corp., 3.625%, 3/15/2023	66,758

		1,099,663

	Tobacco – 1.0%
140,000	BAT Capital Corp., 2.764%, 8/15/2022, 144A	134,896
110,000	Philip Morris International, Inc., 1.875%, 1/15/2019	109,789

		244,685

	Transportation Services – 0.6%
90,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	89,852
65,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	64,851

		154,703

	Treasuries – 12.1%
170,000	U.S. Treasury Note, 2.250%, 3/31/2020	168,718
1,310,000	U.S. Treasury Note, 2.625%, 7/31/2020	1,305,702
220,000	U.S. Treasury Note, 2.625%, 5/15/2021(a)	218,617
1,295,000	U.S. Treasury Note, 2.750%, 9/15/2021	1,290,093

		2,983,130

	Wireless – 0.1%
35,000	Vodafone Group PLC, 4.125%, 5/30/2025	34,729

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – 1.5%
$85,000	AT&T, Inc., 3-month LIBOR + 1.180%, 3.514%, 6/12/2024(b)	$85,382
135,000	Orange S.A., 1.625%, 11/03/2019	132,948
160,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.414%, 5/15/2025(b)	161,388

		379,718

	Total Bonds and Notes (Identified Cost $24,814,684)	24,642,277

	Total Investments – 99.7% (Identified Cost $24,814,684)	24,642,277
	Other assets less liabilities – 0.3%	75,113

	Net Assets – 100.0%	$24,717,390

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of September 30, 2018 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of Rule 144A holdings amounted to $5,146,810 or 20.8% of net assets.

ABS	Asset-Backed Securities

FHLMC	Federal Home Loan Mortgage Corp.

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/31/2018	20	$4,222,552	$4,214,688	$(7,864)

At September 30, 2018, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	12/31/2018	19	$2,150,082	$2,137,055	$13,027
10 Year U.S. Treasury Note	12/19/2018	9	1,079,529	1,069,031	10,498

Total					$23,525

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 —   prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 —   prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$24,642,277	$—	$24,642,277

Total Investments	—	24,642,277	—	24,642,277

Futures Contracts (unrealized appreciation)	23,525	—	—	23,525

Total	$23,525	$24,642,277	$—	$24,665,802

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(7,864)	$—	$—	$(7,864)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2018, the Fund used futures contracts to manage duration and to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of September 30, 2018:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$23,525

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(7,864)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$25,000	$25,000

Industry Summary at September 30, 2018 (Unaudited)

Banking	15.3%
Treasuries	12.1
ABS Car Loan	10.8
Automotive	6.5
Collateralized Mortgage Obligations	5.6
Electric	5.0
Technology	4.5
Finance Companies	2.9
Midstream	2.8
Life Insurance	2.7
Food & Beverage	2.6
Pharmaceuticals	2.5
Healthcare	2.4
ABS Credit Card	2.2
Other Investments, less than 2% each	21.8

Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks – 98.4% of Net Assets
	Australia – 6.1%
5,860	Amcor Ltd.	$58,003
49,850	Aurizon Holdings Ltd.	148,243
21,810	Brambles Ltd.	172,009
52,190	Medibank Private Ltd.	109,888
22,620	Newcrest Mining Ltd.	317,678
18,950	Sonic Healthcare Ltd.	341,548
10,870	Woolworths Ltd.	220,849

		1,368,218

	Belgium – 3.0%
4,030	Ageas	216,770
1,650	Anheuser-Busch InBev S.A.	144,157
2,590	KBC Groep NV	192,831
1,340	UCB S.A.	120,466

		674,224

	Canada – 7.5%
5,630	BCE, Inc.	227,927
2,690	CCL Industries, Inc., Class B	121,160
570	Fairfax Financial Holdings Ltd.	309,448
4,450	Fortis, Inc.	144,179
4,460	Great-West Lifeco, Inc.	108,136
5,580	Metro, Inc.	173,452
1,300	Onex Corp.	88,836
9,990	TELUS Corp.	367,959
2,050	Toronto-Dominion Bank (The)	124,481

		1,665,578

	Denmark – 3.0%
1,730	H Lundbeck AS	106,893
3,990	ISS AS	140,450
16,680	Tryg AS	415,419

		662,762

	France – 10.3%
7,820	Alstom S.A.	349,602
140	Dassault Aviation S.A.	259,200
1,990	Essilor International Cie Generale d’Optique S.A.	294,586
2,380	SCOR SE	110,575
2,250	Teleperformance	424,673
5,210	Thales S.A.	740,390
1,800	Total S.A.	116,745

		2,295,771

	Germany – 3.2%
3,990	Deutsche Wohnen SE	191,493
1,630	Hannover Rueck SE	230,408
7,150	K&S AG	150,149

Shares	Description	Value (†)
Common Stocks – continued
	Germany – continued
7,580	TUI AG	$145,602

		717,652

	Hong Kong – 4.5%
20,000	AIA Group Ltd.	178,660
27,000	Dairy Farm International Holdings Ltd.	243,000
190,000	HKT Trust & HKT Ltd.	261,269
1,800	Jardine Matheson Holdings Ltd.	112,950
340,000	PCCW Ltd.	198,137

		994,016

	Israel – 4.5%
39,240	Bank Hapoalim BM	287,485
57,400	Bank Leumi Le-Israel BM	378,699
184,100	Bezeq The Israeli Telecommunication Corp. Ltd.	211,784
7,300	Mizrahi Tefahot Bank Ltd.	127,924

		1,005,892

	Italy – 1.7%
4,390	Assicurazioni Generali S.p.A.	75,873
4,340	Luxottica Group SpA	294,994

		370,867

	Japan – 29.3%
12,000	Aozora Bank Ltd.	428,930
30,000	Astellas Pharma, Inc.	523,485
10,000	Benesse Holdings, Inc.	284,809
9,000	Chugoku Electric Power Co., Inc. (The)	115,684
40	Daiwa House REIT Investment Corp.	91,526
2,000	FUJIFILM Holdings Corp.	90,065
1,000	Hoshizaki Corp.	103,535
70	Japan Prime Realty Investment Corp.	249,593
90	Japan Real Estate Investment Corp.	472,245
60	Japan Retail Fund Investment Corp.	108,870
3,000	KDDI Corp.	82,907
2,000	Lawson, Inc.	121,847
12,000	Mitsubishi Motors Corp.	84,730
10,000	Nagoya Railroad Co. Ltd.	247,744
11,700	NEC Corp.	323,441
30	Nippon Building Fund, Inc.	173,526
10,000	Nippon Telegraph & Telephone Corp.	451,820
28,000	Nissan Motor Co. Ltd.	262,165
15,000	NTT DOCOMO, Inc.	403,442
1,000	Oriental Land Co. Ltd.	104,591
4,000	Osaka Gas Co. Ltd.	78,039
21,000	Park24 Co. Ltd.	635,075
8,000	Sega Sammy Holdings, Inc.	117,973
15,000	Sony Financial Holdings, Inc.	330,678
4,000	Toshiba Corp.(a)	115,684
4,000	West Japan Railway Co.	278,945

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
50,000	Yamada Denki Co. Ltd.	$253,114

		6,534,463

	Netherlands – 5.6%
10,000	AerCap Holdings NV(a)	575,200
13,710	Koninklijke Ahold Delhaize NV	314,502
3,620	NN Group NV	161,584
5,810	Royal Dutch Shell PLC, A Shares	199,755

		1,251,041

	New Zealand – 1.6%
45,420	Meridian Energy Ltd.	98,915
100,120	Spark New Zealand Ltd.	268,817

		367,732

	Singapore – 5.6%
117,000	Ascendas Real Estate Investment Trust	226,062
316,429	CapitaLand Mall Trust	514,123
79,000	SATS Ltd.	301,811
83,000	Wilmar International Ltd.	195,602

		1,237,598

	Switzerland – 7.4%
20	Chocoladefabriken Lindt & Spruengli AG	140,868
210	EMS-Chemie Holding AG, (Registered)	125,768
3,730	Nestle S.A., (Registered)	312,437
470	Partners Group Holding AG	374,585
520	Swiss Life Holding AG, (Registered)	198,034
2,476	Swiss Prime Site AG, (Registered)	212,005
1,660	Swiss Re AG	153,968
380	Zurich Insurance Group AG	120,676

		1,638,341

	United Kingdom – 5.1%
2,800	Carnival PLC	173,950
11,000	Coca-Cola European Partners PLC	500,170
6,950	Compass Group PLC	154,617
1,410	Ferguson PLC	119,792
245,180	Lloyds Banking Group PLC	189,502

		1,138,031

	Total Common Stocks (Identified Cost $21,045,795)	21,922,186

Principal Amount
Short-Term Investments – 1.2%
$266,391	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $266,419 on 10/01/2018 collateralized by $275,000 U.S. Treasury Bond, 3.125% due 8/15/2044 valued at $273,128 including accrued interest(b) (Identified Cost $266,391)	266,391

Description	Value (†)
Total Investments – 99.6% (Identified Cost $21,312,186)	$22,188,577
Other assets less liabilities – 0.4%	97,786

Net Assets – 100.0%	$22,286,363

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,922,186	$—	$—	$21,922,186
Short-Term Investments	—	266,391	—	266,391

Total	$21,922,186	$266,391	$—	$22,188,577

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2018 (Unaudited)

Insurance	12.3%
Diversified Telecommunication Services	8.9
Banks	7.9
Food & Staples Retailing	4.8
Aerospace & Defense	4.5
Commercial Services & Supplies	4.2
REITs—Office Property	4.0
Pharmaceuticals	3.3
Trading Companies & Distributors	3.1
Road & Rail	3.1
Food Products	2.9
Beverages	2.8
REITs—Shopping Centers	2.8
Hotels, Restaurants & Leisure	2.6
Wireless Telecommunication Services	2.2
Machinery	2.1
Other Investments, less than 2% each	26.9
Short-Term Investments	1.2

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

Currency Exposure Summary at September 30, 2018 (Unaudited)

Japanese Yen	29.3%
Euro	19.7
United States Dollar	7.6
Canadian Dollar	7.5
Swiss Franc	7.4
Australian Dollar	6.1
Singapore Dollar	5.6
Israeli Shekel	4.5
British Pound	4.4
Danish Krone	3.0
Hong Kong Dollar	2.9
New Zealand Dollar	1.6

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 20, 2018